ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Accrued Liabilities, Current [Abstract]
Accrued employee compensation and benefits	$ 108,845	$ 95,960
Accrued expenses	67,598	56,528
Advances from customers	5,826	3,431
Income and indirect taxes payable	16,160	15,121
Total	$ 198,429	$ 171,040